Note 19 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other receivables	$ 10,136	$ 10,203
Other receivables, fair value	10,136	10,203
Advisor loans receivable	44,978	28,477
Advisor loans receivable, fair value	44,978	28,477
Long-term debt - non-current (note 11)	247,467	260,537
Long-term debt, fair value	$ 247,467	$ 260,537